Document and Entity Information	12 Months Ended
	Dec. 31, 2014	Feb. 24, 2015
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Trading Symbol	HSTM
Entity Registrant Name	HEALTHSTREAM INC
Entity Central Index Key	0001095565
Entity Common Stock, Shares Outstanding		27,683,412